Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	March 31, 2018		December 31, 2017
Accrued external research and development expenses		$2,567		$1,770
Accrued payroll and related expenses		600		1,369
Accrued professional fees		824		878
Accrued other		493		304

		$4,484		$4,321

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2017	2016
Accrued external research and development expenses	$1,770	$627
Accrued payroll and related expenses	1,369	1,018
Accrued professional fees	878	1,062
Accrued other	304	221

	$4,321	$2,928